Leases (Details) - Schedule of operating lease related assets and liabilities recorded on the balance sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Operating Lease Related Assets and Liabilities Recorded on the Balance Sheets [Abstract]
ROU lease assets	$ 13,921,825	$ 11,644,192
Operating lease liabilities – current	1,770,398	1,622,642
Operating lease liabilities – non-current	12,620,070	9,846,224
Total operating lease liabilities	$ 14,390,468	$ 11,468,866